                    LA SALLE PARTNERS U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------
                             SEMI - ANNUAL REPORT
                      -----------------------------------
                                 JUNE 30, 1998

TO OUR SHAREHOLDERS:

     We are pleased to welcome you as shareholders of the LaSalle Partners U.S. Real Estate Fund and to provide you with our semi-annual report for the first half of 1998. The Fund commenced operations on March 30, 1998 with an NAV of $10 per share. As of June 30, 1998, the NAV was $9.48 per Institutional Class share and $9.46 per Retail Class share.

     The Fund is designed to take advantage of the many opportunities present in today's real estate market. The Fund's investment objective is total return primarily through investments in U.S. real estate securities. The Fund seeks to achieve its objective by investing all of its investible assets in the U.S. Real Estate Portfolio of LaSalle Partners Master Trust, which is a separate mutual fund with an identical investment objective managed by LaSalle Partners Real Estate Securities. As a part of a diversified investment portfolio, your Fund should produce an attractive risk-adjusted return, and provide a certain amount of stability in a choppy market.

     The Fund's investment manager LaSalle Partners Real Estate Securities -- has nearly a dozen professionals dedicated solely to investing in public real estate securities. Its management team brings direct operating experience in property development, management, investment, and finance as well as more than a decade of successful REIT portfolio management experience to its efforts on behalf of your Fund.

MARKET COMMENTARY REIT STOCKS TRAILED THE BROAD MARKET IN THE PAST SIX MONTHS
-----------------------------------------------------------------------------

     The first half of 1998 was perhaps the most frustrating time for institutional investors and REIT managements since the renaissance of the industry began in the early 1990s. Despite real estate industry performance and an economy that many observers call the best in a decade, the public companies in the real estate industry traded down in absolute terms, and underperformed the broad market, particularly the largest companies represented in the S&P 500.

     There has been no lack of analysis of the reasons for this performance differential. We believe it is largely a matter of momentum investors chasing the climax of a record-setting bull market, considerable concern over legislation affecting a few REITS (largely unfounded, in our view), and some perfectly legitimate concerns over whether the rapidly falling capitalization rates that increase the value of properties already in REIT portfolios also hurt the potential for continued attractive spread investing or increase the potential for new construction.

BUT THE BUSINESS FUNDAMENTALS AND RELATIVE VALUES OF REAL ESTATE STOCKS HAVE
----------------------------------------------------------------------------
NEVER BEEN BETTER!
-------------------

     FFO multiples are at their lowest level since 1990; the REIT FFO / S&P price/earnings margin has never been wider. New construction is at modest levels in most sectors and regions, and there is no glut on the horizon. Solid rental rate rises are being achieved and are expected to continue for several years.

                    LA SALLE PARTNERS U.S. REAL ESTATE FUND


     As the first quarter's earnings results show, the companies' operations are strong and getting stronger. Most analysts underestimated per share gains early in the year. We continue to project that our portfolio companies will produce 1998 per share growth averaging nearly 20%, and 1999's growth should be well into the teens, both well above our long-term growth rates of 6% to 8% for quality property companies. These operating gains are close to twice those projected for the broad market.

                    PORTFOLIO DISTRIBUTION AT JUNE 30, 1998

                           [PIE CHART APPEARS HERE]

     The principal sector overweighting is in full-service hotels. The Fund has major holdings in two paired-share REITS whose price has been impacted by pending legislation. We believe this legislation will have only moderate impact on these companies' future operations, that they will continue to be among the fastest growing and best run companies in the real estate business, and that the stocks are oversold and will provide significant above average performance in the next several quarters.

     The Fund is moderately overweighted in office and industrial, and at a market weighting in apartments. Retail is significantly underweighted, and we are making selective additional investments in those companies we think will benefit most from an improving retail environment.

     In the first half we added several investments of note, including NorthStar Capital Investment Corp., an opportunity fund providing entity-level equity capital to a variety of fast-growing pre-IPO real estate companies, and Sunterra Resorts, the largest developer and operator of time share resorts worldwide. These new holdings offer the Fund additional exposure to companies we think can become the leaders of tomorrow, and to emerging areas of real estate activity.

INDUSTRY TRENDS: 1999 AND BEYOND
--------------------------------

     We find it useful to look periodically at the longer-term trends that will affect the real estate business and the investors and operators who participate in it. Our current perspective follows:

     . OPERATING PERFORMANCE IN 1997 AND 1998 IS AT HISTORICALLY HIGH LEVELS for most real estate companies and sectors, particularly hotels and office/industrial. Earnings growth is nearly twice that of the broad market. This differential should moderate somewhat in 1999-2000, but real estate companies should still provide ATTRACTIVE EARNINGS GROWTH FOR THE NEXT SEVERAL YEARS.

                    LA SALLE PARTNERS U.S. REAL ESTATE FUND

     . HOTELS AND OFFICE/INDUSTRIAL companies should continue to produce STRONG EARNINGS RESULTS, with moderating growth trends. APARTMENTS are in EQUILIBRIUM and should produce TREND-LINE GROWTH. HEALTH CARE and other NET LEASE companies will provide additional insulation and RELATIVELY HIGH YIELD in an unsettled environment.

     . RETAIL BUSINESSES ARE IN A DIFFICULT FUNDAMENTAL ENVIRONMENT, with supply still continuing in excess of demand, BUT WITH AN IMPROVING TREND. DOMINANT MALLS, insulated GROCERY-ANCHORED STRIP CENTERS, and companies skilled in REPOSITIONING PROPERTIES should be ABLE TO DO WELL in this environment, and the anticipation of better times is likely to show up in stock prices before showing up in operating results.

     . As CAPITALIZATION RATES FALL, properties already owned become more valuable, causing companies' NET ASSET VALUES TO RISE. PROPERTY ACQUISITION will continue to become LESS PROFITABLE, with eroding spreads. Competition with private debt and equity providers, especially pension funds, will intensify. Companies without development capacity may become more passive.

     . DEVELOPMENT ACTIVITY WILL CONTINUE TO INCREASE, with stabilized returns on new development well above yields on acquisitions. This could retard short-term earnings growth for some companies. Companies with expertise in REHAB AND REPOSITIONING SHOULD PROSPER.

     . CONSOLIDATION WILL CONTINUE, but combinations between equals will produce limited stock market profits in the short term. Shareholders will do better selling to a stronger, more profitable company. Smaller companies not open to this possibility will be left behind.

     . The timing and magnitude of renewed INFLATION REMAIN AN OPEN QUESTION. Moderate rates of inflation and higher interest rates will favor those companies with appropriate leverage and financing in place. Real estate does best in times of moderate, but visible inflation.

     . COST OF CAPITAL WILL BECOME MORE CRITICAL as margins thin. Industry LEVERAGE WILL INCREASE, and per share growth is likely to accelerate as debt expands. Beyond the point of appropriate leverage, however, declining earnings quality will hurt stock prices.

     . Almost all REGIONS ARE HEALTHY today; longer term, above average economic growth rates should make California, Texas, and Florida especially attractive. Parts of California and Florida are insulated from rapid increases in supply. Many URBAN CENTERS should be attractive long term including New York City, San Francisco and Boston; also Chicago, Los Angeles, Miami, and Washington DC.

     . FEE BUSINESSES and joint-venture, GENERAL PARTNER or CO-INVESTMENT POSITIONS will be used to leverage Return On Equity and increase access to deal flow.

     . COMPANY SELECTION will increasingly replace sector and geography as the key factor in producing superior investment returns. MANAGEMENT AND CAPITAL SKILLS will come to the fore. DIVERSIFIED COMPANIES with ENTREPRENEURIAL MANAGEMENT may be well received.

                    LA SALLE PARTNERS U.S. REAL ESTATE FUND


CONCLUSION
----------

     While the first half of 1998 has been a sober time, we are convinced that the fundamentals of the public real estate business are intact, and that these fundamentals will translate into positive absolute returns, and excellent relative returns, especially if there is weakness in the broad market. In summary:

     . Industry fundamentals are excellent, with strong demand and only moderate new supply.

     . Earnings growth is strong in absolute terms, and particularly compared to the broad market.

     . Securitization of institutionally held real estate is still in the very early stage.

     . Valuations are compelling. Price earnings ratios are historically low, dividends are increasing, and payouts are conservative.

     We thank you for your participation in the Fund, and look forward to reporting to you on the Fund's progress in the months and years ahead.


     /s/ William K. Morrill, Jr.     /s/ Keith R. Pauley, CFA

     William K. Morrill, Jr.         Keith R. Pauley, CFA
     President                       Executive Vice President


     /s/ James A. Ulmer III

     James A. Ulmer III
     Vice President

                         LASALLE PARTNERS MASTER TRUST

                    LASALLE PARTNERS U.S. REAL ESTATE FUND

                 UNAUDITED FINANCIAL STATEMENTS JUNE 30, 1998

                               TABLE OF CONTENTS



                                                                        PAGE
LaSalle Partners Master Trust - U.S. Real Estate Portfolio
   Schedule of Investments............................................   1-2
   Statement of Assets and Liabilities................................    3
   Statement of Operations............................................    4
   Statement of Changes in Net Assets.................................    5
   Supplementary Data.................................................    6
   Notes to Financial Statements......................................   7-8

LaSalle Partners U.S. Real Estate Fund
   Statement of Assets and Liabilities................................    9
   Statement of Operations............................................   10
   Statement of Changes in Net Assets.................................   11
   Financial Highlights...............................................   12
   Notes to Financial Statements......................................  13-15

LASALLE PARTNERS MASTER TRUST - U.S. REAL ESTATE PORTFOLIO
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                  Shares          Value
COMMON STOCKS -- 99.8%

APARTMENTS -- 16.6%
           Apartment Investment & Management Co. ................  20,500     $   809,750
           Avalon Bay Communities, Inc. .........................  41,288       1,568,944
           Camden Property Trust.................................  21,500         639,625
           Equity Residential Properties Trust...................  17,800         844,388
           Irvine Apartment Communities, Inc. ...................  10,000         289,375
           Post Properties, Inc. ................................  20,786         800,261
                                                                             ------------
                                                                                4,952,343
                                                                             ------------

DIVERSIFIED / OTHER -- 13.8%
           Capital Trust.........................................  11,600         111,650
           Catellus Development Corp. ...........................  38,600         682,738
           Commercial Net Lease Realty, Inc. ....................  20,500         331,844
           Forest City Enterprises, Inc. ........................   2,600         153,888
           Northstar Capital Investment Corp. ...................  75,000       1,500,000
           Vornado Realty Trust..................................  33,700       1,337,469
                                                                             ------------
                                                                                4,117,589
                                                                             ------------

FACTORY OUTLETS -- 2.7%
           Chelsea GCA Realty, Inc. .............................  20,000         800,000
                                                                             ------------

HOTELS -- 22.4%
           American General Hospitality Corp. ...................   9,000         191,250
           Capstar Hotel Co. ....................................  11,800         330,400
           Host Marriott Corp. ..................................  62,900       1,120,406
           Patriot American Hospitality, Inc. ...................  73,899       1,768,957
           Sunterra Resorts Inc. ................................  70,000       1,155,000
           Starwood Hotels & Resorts.............................  43,400       2,096,763
                                                                             ------------
                                                                                6,662,776
                                                                             ------------

MOBILE HOMES -- 2.0%
           Sun Communities, Inc..................................  17,800         589,625
                                                                             ------------

OFFICE / INDUSTRIAL -- 34.4%
           Beacon Capital Partners, Inc..........................  37,500         750,000
           Boston Properties, Inc................................  24,800         855,600
           Brandywine Realty Trust...............................  14,600         326,675
           Crescent Real Estate..................................  17,900         601,888
           Duke Reality Investment, Inc..........................  51,100       1,210,431
           Equity Office Properties Trust........................  53,788       1,526,235
           First Industrial Realty Trust, Inc....................  16,600         528,088
           Great Lakes REIT, Inc.................................   2,800          48,825
           Mack-Cali Realty Corp.................................  28,600         983,121

    The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust - U.S. Real Estate Portfolio
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                  Shares          Value
OFFICE / INDUSTRIAL -- 34.4% - CONTINUED
           PS Business Parks, Inc................................   6,200     $   145,700
           Reckson Associates Realty Corp........................  30,400         718,200
           Reckson Services Industries, Inc......................  14,592          48,336
           S1 Green Realty Corp..................................   4,000          90,000
           Spieker Properties, Inc...............................  41,900       1,623,625
           Weeks Corp............................................  23,900         755,838
                                                                             ------------
                                                                               10,212,562
                                                                             ------------

REGIONAL MALLS -- 1.5%
           Simon DeBartolo Group, Inc............................  13,880         451,100
                                                                             ------------

RETAIL -- 2.0%
           Developers Diversified Realty Corp....................  15,300         599,569
                                                                             ------------

SELF STORAGE -- 4.4%
           Public Storage, Inc...................................  27,200         761,600
           Storage USA, Inc......................................  16,000         560,000
                                                                             ------------
                                                                                1,321,600
                                                                             ------------

           TOTAL COMMON STOCKS (COST $31,275,187)................              29,707,164
                                                                             ------------

SHORT TERM INVESTMENTS  -- 0.2%

           Temporary Investment Fund, Inc.- TempFund Portfolio...  36,333          36,333
           Temporary Investment Fund, Inc.- TempFund Portfolio...  36,332          36,332
                                                                             ------------
           TOTAL SHORT TERM INVESTMENTS (Cost $72,665)...........                  72,665
                                                                             ------------

TOTAL INVESTMENTS (COST $31,347,852)+ -- 100%                                $ 29,779,829
                                                                             ============

--------------------

+ Cost for Federal income tax purposes


    The accompanying notes are an integral part of the financial statements.

LASALLE PARTNERS MASTER TRUST - U.S. REAL ESTATE PORTFOLIO
================================================================================

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998

--------------------------------------------------------------------------------

ASSETS:
     Investments at value (Cost $31,347,852)........................       $ 29,779,829
     Dividends and interest receivable..............................            170,338
     Due from brokers on unsettled trades...........................             52,730
     Deferred organization costs....................................             76,742
     Prepaid expenses...............................................              5,650
                                                                           ------------
              Total Assets..........................................         30,085,289
                                                                           ------------

LIABILITIES:
     Accrued management fees........................................             15,600
     Accrued expenses and other liabilities.........................             35,312
     Organization costs payable to the Manager......................             80,863
     Other expenses payable to the Manager..........................              5,650
                                                                           ------------
              Total Liabilities.....................................            137,425
                                                                           ------------

NET ASSETS..........................................................       $ 29,947,864
                                                                           ============



The acompanying notes are an integral part of the financial statements.

LASALLE PARTNERS MASTER TRUST - U.S. REAL ESTATE PORTFOLIO
================================================================================

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 1998*

--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividend income.............................................   $   396,533
     Interest income.............................................         2,109
                                                                    -----------
              Total Investment Income............................       398,642
                                                                    -----------

EXPENSES:
     Advisory fees...............................................        63,426
     Accounting & transfer agent fees............................        25,734
     Audit fees..................................................         9,110
     Legal fees..................................................         7,592
     Trustees fees...............................................         6,833
     Amortization of deferred organizational costs...............         4,121
     Insurance expense...........................................         1,904
     Custodian fees..............................................         1,529
     Other expenses..............................................         5,720
                                                                    -----------
              Total Expenses.....................................       125,969
                                                                    -----------

     Less: Fee waivers...........................................       (21,324)
                                                                    -----------
              Net Expenses.......................................       104,645
                                                                    -----------

NET INVESTMENT INCOME............................................       293,997
                                                                    -----------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS:
     Net realized (loss) on investments..........................      (269,724)
     Net change in unrealized (depreciation) on investments......    (1,568,023)
                                                                    -----------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENT TRANSACTIONS....    (1,837,747)
                                                                    -----------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........   $(1,543,750)
                                                                    ===========

--------------------

*Commencement of operations was March 30, 1998.



    The accompanying notes are an integral part of the financial statements.

LaSalle Partners Master Trust - U.S. Real Estate Portfolio
================================================================================

Statement of Changes in Net Assets (Unaudited)
For the period ending June 30, 1998*

--------------------------------------------------------------------------------

OPERATIONS:
     Net investment income......................................   $    293,997
     Net realized (loss) on investments.........................       (269,724)
     Net change in unrealized (depreciation) on investments.....     (1,568,023)
                                                                   ------------

     Net (decrease) in net assets resulting from operations.....     (1,543,750)
                                                                   ------------

CAPITAL SHARE TRANSACTIONS:
     Contributions..............................................     38,515,064
     Withdrawals................................................     (7,123,450)
                                                                   ------------

     Net increase in net assets resulting from capital share
        transactions............................................     31,391,614
                                                                   ------------


Net increase in net assets......................................     29,847,864

NET ASSETS AT BEGINNING OF PERIOD...............................        100,000
                                                                   ------------

NET ASSETS AT END OF PERIOD.....................................   $ 29,947,864
                                                                   ============

--------------------

*Commencement of operations was March 30, 1998.



    The accompanying notes are an integral part of the financial statements.

LASALLE PARTNERS MASTER TRUST - U.S. REAL ESTATE PORTFOLIO
================================================================================


SUPPLEMENTARY DATA (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         For the period from
                                                                March 30, 1998* through June 30, 1998
                                                                -------------------------------------
Net assets, end of period (000's)............................                   $29,948

Ratio of  net expenses to average net assets (1) (2).........                      1.25%

Ratio of net investment income to average net assets (1)(3)..                      3.52%

Portfolio turnover rate......................................                         6%

-----------------------

* Commencement of operations

(1) Annualized.
(2) The annualized expense ratio without waivers and reimbursements for the period ended June 30, 1998 would have been 1.53%
(3) The annualized net investment income ratio without waivers and reimbursements for the period ended June 30, 1998 would have been 3.25%


    The accompanying notes are an integral part of the financial statements.

LASALLE PARTNERS MASTER TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

LaSalle Partners Master Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one portfolio: U.S. Real Estate Portfolio (the "Portfolio"). The Trust was organized on December 29, 1997 and commenced operations on March 30, 1998. The Trust operates under a "master/feeder" structure where the feeder funds invest substantially all of their investable assets in the Trust.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION:
Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sales price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid price. Securities or other assets for which market quotations are not readily available are valued at their fair value determined in good faith under procedures established and monitored by the Trust's Board of Trustees. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost.

B)FEDERAL INCOME TAXES:
The Trust will be classified as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Trust will be deemed to have been "passed through" to the feeder funds. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

C) INVESTMENT INCOME AND SECURITY TRANSACTIONS:
Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those specific to securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amoritized over the lives of the respective securities. Expenses directly attributable to the Trust are directly charged. Common expenses attributable to both the Trust and a feeder fund are allocated among both.

--------------------------------------------------------------------------------

LASALLE PARTNERS MASTER TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


D) DEFERRED ORGANIZATION COSTS:


The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has entered into an Investment Management Agreement with LaSalle Partners Real Estate Securities (the "Manager"). The Manager is entitled to a fee from the Trust, which is accrued daily and payable monthly, at an annual rate of 0.75% of the Trust's average net assets. For the period ended June 30, 1998, the Manager voluntarily waived fees totalling $8,457. Certain officers and trustees of the Trust are also officers, directors and shareholders of the Manager. No officer or trustee of the Trust who is an officer, director, or shareholder of the Manager receives any compensation from the Trust.

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. (the "Administrator"), under which the administrator provides administration and accounting services to the Trust pursuant to the Agreement. For the period ended June 30, 1998, PFPC Inc. voluntarily waived fees totalling $12,867.

NOTE 4 - SECURITIES TRANSACTIONS

For the period ended June 30, 1998, purchases of portfolio securities (other than short-term securities) were $2,079,933. Sales of portfolio securities were $9,409,003.

NOTE 5 - INVESTMENT TRANSACTIONS


At June 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for the Trust was as follows:

      Gross Unrealized Appreciation               $   163,159
      Gross Unrealized Depreciation                (1,731,182)
                                                  -----------

                                                  $(1,568,023)
                                                  -----------

--------------------------------------------------------------------------------

LASALLE PARTNERS U.S. REAL ESTATE FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
     Investment in LaSalle Partners Master Trust - U.S. Real Estate Portfolio......... $190,450
     Deferred organization costs......................................................   90,219
     Prepaid expenses.................................................................   40,555
                                                                                       --------
              Total Assets............................................................  321,224
                                                                                       --------

LIABILITIES:
     Distribution payable to shareholders.............................................    1,668
     Accrued expenses and other liabilities...........................................   44,036
     Expenses payable to the Manager..................................................   81,219
                                                                                       --------
              Total Liabilities.......................................................  126,923
                                                                                       --------

NET ASSETS............................................................................ $194,301
                                                                                       ========

COMPOSITION OF NET ASSETS:
     Capital Stock, par value $.01 per share, 100,000,000 shares authorized........... $    205
     Additional paid - in capital.....................................................  203,795
     Accumulated net investment loss..................................................      (28)
     Net realized loss on investments.................................................   (1,152)
     Net unrealized depreciation on investments.......................................   (8,519)
                                                                                       --------
                                                                                       $194,301
                                                                                       ========


NET ASSET VALUE PER SHARE:
     Institutional Class : Net Assets................................................. $140,242
                                                                                       --------
     Shares outstanding...............................................................   14,800
                                                                                       --------
     Net Asset Value, Offering and Redemption Price per Share......................... $   9.48
                                                                                       ========

     Retail Class : Net Assets........................................................ $ 54,059
                                                                                       --------

     Shares outstanding...............................................................    5,712
                                                                                       --------

     Net Asset Value, Offering and Redemption Price per Share......................... $   9.46
                                                                                       ========


    The acompanying notes are an integral part of the financial statements.

LASALLE PARTNERS U.S. REAL ESTATE FUND
================================================================================

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 1998*

--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Investment Income from LaSalle Partners Master Trust - U.S. Real Estate Portfolio.......       $    2,139
     Expenses from LaSalle Partners Master Trust - U.S. Real Estate Portfolio................             (550)
                                                                                                    ----------
     Net Investment Income from LaSalle Partners
               Master Trust - U.S Real Estate Portfolio......................................            1,589
                                                                                                    ----------

EXPENSES:
     Legal fees..............................................................................           15,184
     Accounting & transfer agent fees........................................................           15,290
     State registration fees.................................................................            8,025
     Insurance fees..........................................................................            7,615
     Shareholders' reports...................................................................            7,592
     Directors fees..........................................................................            6,833
     Amortization of organizational costs....................................................            4,844
     Audit fees..............................................................................            1,708
     Distribution fees.......................................................................               20
     Other expenses..........................................................................            3,834
                                                                                                    ----------
              Total Expenses.................................................................           70,945
                                                                                                    ----------

     Less : Fee waivers and expense reimbursements...........................................          (70,996)
                                                                                                    ----------

NET INVESTMENT INCOME........................................................................            1,640
                                                                                                    ----------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS FROM LASALLE PARTNERS MASTER TRUST
   U.S. REAL ESTATE PORTFOLIO:
     Net realized (loss) on investments......................................................           (1,152)
     Net change in unrealized (depreciation) of investments..................................           (8,519)
                                                                                                    ----------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS............................................           (9,671)
                                                                                                    ----------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERAT...........................................       $   (8,031)
                                                                                                    ==========

--------------
* Commencement of operations was March 30, 1998



    The acompanying notes are an integral part of the financial statements.

LASALLE PARTNERS U.S. REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 1998*


OPERATIONS:
     Net investment income...............................................       $    1,640
     Net realized (loss) on investments from LaSalle Partners Master
             U.S. Real Estate Portfolio..................................           (1,152)
     Change in unrealized (depreciation) of investments from LaSalle
             U.S. Real Estate Portfolio..................................           (8,519)
                                                                                -----------

     Net decrease in net assets resulting from operations................           (8,031)
                                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income:
     Institutional Class.................................................           (1,212)
     Retail Class........................................................             (456)
                                                                                -----------

     Total Distributions.................................................           (1,668)
                                                                                -----------

CAPITAL SHARE TRANSACTIONS:
     Net increase in net assets resulting from capital share.............
     transactions........................................................           104,000
                                                                                -----------
     Total increase in net assets........................................           94,301

     Net assets at beginning of period...................................          100,000
                                                                                -----------
     Net assets at end of period.........................................       $  194,301
                                                                                ===========

* Commencement of operations was March 30, 1998





The accompanying notes are an integral part of the financial statements.

LASALLE PARTNERS U.S. REAL ESTATE FUND
================================================================================

FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                                    For the period from
                                                             March 30, 1998* through June 30, 1998
                                                             -------------------------------------
                                                             INSTITUTIONAL               RETAIL
                                                                 CLASS                   CLASS
                                                             -------------            ------------
Net asset value, beginning of period......................... $    10.00              $    10.00

INCREASE (DECREASE) FROM OPERATIONS:
Net investment income from operations........................       0.08                    0.08
Net realized and unrealized (loss) on investments............      (0.52)                  (0.54)
                                                             -------------            ------------
Total from investment operations.............................      (0.44)                  (0.46)

LESS DISTRIBUTION:

Distributions from net investment income.....................      (0.08)                  (0.08)

Net asset value, end of period .............................. $     9.48              $     9.46

SUPPLEMENTARY DATA:

Net assets, end of period (000).............................. $      140              $       54

Ratio of net expenses to average net assets (1)(4)...........       1.05 %                  1.45 %

Ratio of net investment income to average net assets(1)(4)...       3.76 %                  3.82 %

Total Return (2).............................................     (4.40) %                (4.60) %

----------------
* Commencement of operations

(1) Annualized.
(2) Not annualized
(3) The annualized net investment income ratio without waivers and reimbursements for the period ended June 30, 1998 would have been (144.31)% and (184.44)% for the Institutional and Retail Classes, respectively.
(4) The annualized expense ratio without waivers and reimbursements for the period ended June 30, 1998 would have been 149.12% and 189.71% for the Institutional and Retail Classes, respectively.




The acompanying notes are an integral part of the financial statements.

LASALLE PARTNERS MASTER TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

LaSalle Partners Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one series: LaSalle Partners U.S. Real Estate Fund (the "Fund"). The Company was organized on December 29, 1997 and commenced operations on March 30, 1998. The Fund invests solely in the U.S. Real Estate Portfolio of the LaSalle Partners Master Trust (the "Portfolio"). The value of the Fund's investment in the Portfolio, included in the accompanying Statement of Assets and Liabilities, reflects the Fund's beneficial interest in the net assets of the Portfolio. At June 30, 1998, the Fund held a 0.7% interest in the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES


The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATIONS:
The value of the Fund's beneficial interest in the Portfolio is determined by multiplying the net assets of the Portfolio by the Fund's proportionate share of the Portfolio. Valuation of securities held by the Portfolio is discussed in
Note 2(a) of the financial statements of LaSalle Partners Master Trust.

B) FEDERAL INCOME TAXES:
It is the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Accordingly, no provision for federal taxes is required in the financial statements.

C) INVESTMENT INCOME AND SECURITY TRANSACTIONS:
The Fund records its proportionate share of the Portfolio's net investment income, realized and unrealized gains and losses. The Fund receives daily allocations of investment operations from the Portfolio based on its beneficial interest in the Portfolio.

D) DEFERRED ORGANIZATION EXPENSES:
The Fund bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

E) DISTRIBUTIONS TO SHAREHOLDERS:
Dividends, if any, from net investment income are declared and paid quarterly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

LASALLE PARTNERS MASTER TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


F) MULTIPLE CLASSES OF SHARES:
The Fund is divided into Institutional and Retail Class shares. The Retail Class of shares is separately charged its distribution and shareholder services fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


The Investment Manager has voluntarily agreed to reimburse operating expenses in excess of 1.45% and 1.05% for the Retail and Institutional Classes, respectively. All amounts paid or payable to the Fund by the Investment Manager, under the agreement, are reflected in the Statement of Operations. For the period ended June 30, 1998, the Investment Manager reimbursed the Fund $63,351. Certain officers and directors of the Fund are also officers, directors, and shareholders of the Manager. No officer or director of the Fund who is an officer, director or shareholder of the Manager receives any compensation from the Fund.

The Fund has entered into an Administration Agreement with PFPC Inc. (the "Administrator"), whereby the Administrator provides certain fund accounting and administrative services to the Fund. For the period ended June 30, 1998, the administrator voluntarily waived $7,645.

Funds Distributor, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund. The Company has adopted a distribution plan for the Retail Class of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for the payment of a distribution fee from the assets of the Retail Class for activities primarily intended to result in the sale of Retail Class shares. Distribution fees paid under the plan may not exceed 0.75% annually of the average net assets of the Retail Class. The Board of Directors of the Company has authorized payment of an annual distribution fee of 0.25%. For the period ended June 30, 1998, there were no payments made under the distribution plan.

Under a shareholder service plan adopted for the Retail Class, the Fund may pay shareholder services fees to financial services firms and others who have entered into shareholder services agreements with the Company. These fees are paid for services provided to Retail Class shareholders, including shareholder assistance and communications, and maintenance of shareholder accounts. Shareholder services fees paid under the plan may not exceed 0.25% annually of the average net assets of the Retail Class attributable to applicable shareholder accounts. The Board of Directors of the Company has authorized payment of an annual shareholder services fee of 0.15% of average net assets. For the period ended June 30, 1998, there were no payments made under the shareholder services plan.

--------------------------------------------------------------------------------

LASALLE PARTNERS MASTER TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


NOTE 4 - SHARE CAPITAL

Transactions in shares of capital stock, for the period ended June 30, 1998, were as follows:

                               Institutional Class        Retail Class
                               -------------------     -------------------
                                Shares     Amount       Shares     Amount
                               --------   --------     --------   --------
     At beginning of period       9,900   $ 99,000          100   $  1,000

      Shares sold                 4,900     49,000        5,612     55,000
                               --------   --------     --------   --------
      At end of period           14,800   $148,000        5,712   $ 56,000
                               --------   --------     --------   --------


The Fund is authorized to issue up to 50 million Retail Class shares and 50 million Institutional Class shares with a par value of $.01 per share.

--------------------------------------------------------------------------------

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a Fund prospectus containing more information about the Fund, including expenses. Please read the prospectus carefully before you invest or send your money.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.